Risk Report - Asset Quality (Tables)	12 Months Ended
Dec. 31, 2020
Asset Quality [Abstract]
Overview of financial assets subject to impairment [text block table]

Overview of financial assets subject to impairment

	Dec 31, 2020					Dec 31, 2019
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	651,637	35,372	10,655	1,729	699,393	645,967	24,680	7,531	2,150	680,328
Allowance for credit losses²	544	648	3,614	139	4,946	549	492	3,015	36	4,093
of which Loans
Gross carrying amount	385,117	34,537	10,138	1,710	431,501	400,434	23,832	7,437	2,130	433,833
Allowance for credit losses²	522	647	3,506	133	4,808	537	488	2,932	33	3,990

Fair value through OCI
Fair value	55,566	163	105	0	55,834	45,083	397	23	0	45,503
Allowance for credit losses	12	6	2	0	20	16	9	10	0	35

Off-balance sheet
Notional amount	251,545	8,723	2,587	1	262,856	251,930	5,864	1,424	0	259,218
Allowance for credit losses³	144	74	200	0	419	128	48	166	0	342

[1] Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.

[2] Allowance for credit losses do not include allowance for country risk amounting to € 5 million as of December 31, 2020 and € 3 million as of December 31, 2019.

[3] Allowance for credit losses do not include allowance for country risk amounting to € 50 million as of December 31, 2020 and € 0 million as of December 31, 2019.

Financial Assets at amortized cost - Development of exposures in the reporting period [text block table]

Development of exposures and allowance for credit losses in the reporting period

	Dec 31, 2020
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	645,967	24,680	7,531	2,150	680,328
Movements in financial assets including new business	79,284	8,215	3,304	(166)	90,637
Transfers due to changes in creditworthiness	(7,462)	5,543	1,919	0	0
Changes due to modifications that did not result in derecognition	(0)	(3)	(31)	0	(34)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(48,990)	(2,268)	(1,910)	(263)	(53,430)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(17,162)	(795)	(216)	7	(18,165)
Balance, end of reporting period	651,637	35,372	10,655	1,729	699,393

	Dec 31, 2019
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	637,037	32,335	7,452	1,963	678,787
Movements in financial assets including new business	86,882	(6,503)	1,022	418	81,819
Transfers due to changes in creditworthiness	(1,652)	327	1,325	0	0
Changes due to modifications that did not result in derecognition	(4)	(0)	(40)	0	(45)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(81,545)	(1,691)	(2,343)	(272)	(85,852)
Recovery of written off amounts	0	0	70	0	70
Foreign exchange and other changes	5,249	213	45	41	5,548
Balance, end of reporting period	645,967	24,680	7,531	2,150	680,328

Financial Assets at amortized cost - Development of allowance for credit losses in the reporting period [text block table]

	Dec 31, 2020
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business	(44)	309	1,348	72[4]	1,686
Transfers due to changes in creditworthiness	77	(125)	49	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(781)	0	(781)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(38)	(28)	(75)	31	(110)
Balance, end of reporting period	544	648	3,614	139	4,946
Provision for Credit Losses excluding country risk¹	33	184	1,397	72	1,686

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.

[4]The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impared initially recognised during the reporting period was € 50 million in 2020 and € 0 million in 2019.

	Dec 31, 2019
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(57)	102	550	40	636
Transfers due to changes in creditworthiness	120	(106)	(14)	0	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(872)	(26)	(898)
Recovery of written off amounts	0	0	96	0	96
Foreign exchange and other changes	(22)	(4)	8	18	0
Balance, end of reporting period	549	492	3,015	36	4,093
Provision for Credit Losses excluding country risk¹	62	(4)	536	40	636

1Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

2This position includes charge offs of allowance for credit losses.

3Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of December 31, 2019.

Financial Assets at amortized cost by business division [text block table]

Financial assets at amortized cost by business division

	Dec 31, 2020
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	109,484	7,747	2,305	0	119,537	85	106	1,052	0	1,244
Investment Bank	134,634	5,832	2,023	1,459	143,948	139	92	290	139	659
Private Bank	216,412	21,328	5,954	270	243,964	311	446	2,098	0	2,855
Asset Management	2,131	57	0	0	2,188	1	1	0	0	1
Capital Release Unit	4,463	303	372	0	5,138	4	4	174	0	182
Corporate & Other	184,512	105	1	0	184,618	5	(0)	0	0	5
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

[1]Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	174,685	4,769	1,921	0	181,375	82	63	843	0	988
Investment Bank	159,301	4,894	575	1,830	166,600	146	60	117	36	358
Private Bank	251,699	14,376	4,520	321	270,915	313	360	1,834	0	2,508
Asset Management	1,965	101	0	0	2,066	1	1	0	0	2
Capital Release Unit	16,051	378	502	0	16,930	1	7	221	0	230
Corporate & Other	42,266	163	13	0	42,442	5	2	1	0	8
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

Financial Assets at amortized cost by industry sector [text block table]

Financial assets at amortized cost by industry sector

The below table gives an overview of our asset quality by industry, and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system. The information below is not fully congruent to the internal risk view applied in the section “Focus industries in light of COVID-19 pandemic”.

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	538	69	39	0	646	1	1	12	0	14
Mining and quarrying	2,808	115	162	0	3,085	4	4	98	0	106
Manufacturing	23,245	2,518	1,024	138	26,925	32	42	479	3	557
Electricity, gas, steam and air conditioning supply	3,268	276	117	0	3,661	3	2	35	0	40
Water supply, sewerage, waste management and remediation activities	573	52	57	0	681	1	2	9	0	12
Construction	3,706	304	271	169	4,450	6	7	193	6	212
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,049	1,066	830	46	20,991	21	20	516	2	558
Transport and storage	4,760	710	387	12	5,869	20	18	93	0	131
Accommodation and food service activities	1,871	445	90	24	2,429	5	8	22	0	35
Information and communication	5,482	207	131	0	5,820	12	4	95	0	111
Financial and insurance activities	316,950	6,336	1,159	551	324,996	88	64	285	37	474
Real estate activities	38,993	2,089	824	293	42,200	32	22	94	42	190
Professional, scientific and technical activities	6,295	1,049	223	198	7,765	8	15	97	5	125
Administrative and support service activities	8,966	1,365	409	47	10,787	14	22	88	1	125
Public administration and defense, compulsory social security	16,648	593	229	0	17,469	8	5	11	0	24
Education	179	23	3	0	205	0	1	1	0	2
Human health services and social work activities	3,104	347	15	1	3,468	4	6	7	0	17
Arts, entertainment and recreation	874	78	9	1	961	3	1	3	0	8
Other service activities	10,548	823	180	215	11,766	13	12	21	40	86
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	183,728	16,906	4,496	34	205,164	270	393	1,453	2	2,120
Activities of extraterritorial organizations and bodies	52	0	1	0	53	0	0	1	0	1
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	613	43	42	1	699	1	2	10	0	12
Mining and quarrying	2,647	4	141	1	2,793	4	0	15	0	19
Manufacturing	26,784	1,498	923	122	29,327	32	33	481	0	546
Electricity, gas, steam and air conditioning supply	4,609	160	70	0	4,839	4	5	4	0	13
Water supply, sewerage, waste management and remediation activities	708	11	64	0	783	1	0	10	0	11
Construction	2,987	208	307	144	3,646	4	4	227	1	235
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,404	978	653	11	21,046	19	18	389	(0)	426
Transport and storage	4,259	488	249	0	4,995	6	6	64	0	76
Accommodation and food service activities	2,240	93	31	74	2,437	5	2	15	0	22
Information and communication	5,633	472	32	0	6,138	10	17	16	0	43
Financial and insurance activities	299,108	3,756	431	824	304,119	95	30	189	2	317
Real estate activities	42,868	1,831	311	399	45,410	43	13	80	15	152
Professional, scientific and technical activities	9,253	512	195	232	10,193	8	8	98	4	117
Administrative and support service activities	5,909	400	189	25	6,523	6	6	52	(5)	59
Public administration and defense, compulsory social security	20,972	794	43	0	21,809	3	5	5	0	13
Education	354	18	2	0	373	0	0	1	0	2
Human health services and social work activities	3,264	187	15	2	3,469	5	6	7	0	18
Arts, entertainment and recreation	837	24	10	0	872	3	0	4	0	7
Other service activities	8,707	387	74	210	9,378	10	8	39	19	75
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	182,912	12,817	3,748	106	199,583	290	330	1,310	(0)	1,930
Activities of extraterritorial organizations and bodies	1,895	0	1	0	1,896	0	0	1	0	1
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

Financial Assets at amortized cost by region [text block table]

Financial assets at amortized cost by region

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	293,760	17,709	3,840	270	315,580	252	356	1,438	52	2,098
Western Europe (excluding Germany)	130,592	7,639	3,188	1,103	142,522	152	215	1,603	77	2,048
Eastern Europe	5,175	214	90	0	5,480	7	2	42	0	51
North America	144,876	6,303	2,079	105	153,362	77	57	225	7	366
Central and South America	3,731	146	374	7	4,258	4	4	32	0	40
Asia/Pacific	57,197	2,691	973	219	61,081	31	13	273	2	318
Africa	2,617	218	11	0	2,845	5	1	1	0	7
Other	13,689	453	99	24	14,265	15	1	0	(0)	16
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	262,104	12,872	3,259	321	278,556	266	279	1,311	(0)	1,857
Western Europe (excluding Germany)	131,432	5,516	2,979	1,631	141,558	152	150	1,418	39	1,760
Eastern Europe	5,929	230	75	0	6,234	2	5	39	0	45
North America	166,357	3,467	612	71	170,507	83	39	32	3	156
Central and South America	3,952	532	103	9	4,595	2	7	29	(1)	38
Asia/Pacific	65,128	1,862	489	119	67,597	34	10	186	(5)	225
Africa	2,637	172	13	0	2,823	7	2	1	0	10
Other	8,429	30	0	0	8,458	2	0	0	0	2
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

Financial Assets at amortized cost by rating class [text block table]

Financial assets at amortized cost by rating class

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	225,226	538	0	0	225,764	1	0	0	0	1
iA	88,250	734	0	0	88,983	5	0	0	0	5
iBBB	150,519	2,662	0	0	153,181	43	9	0	0	52
iBB	146,701	11,891	0	0	158,592	202	76	0	0	279
iB	36,167	13,674	0	0	49,841	240	251	0	0	492
iCCC and below	4,774	5,874	10,655	1,729	23,032	54	310	3,614	139	4,117
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	209,611	380	0	0	209,992	2	0	0	0	2
iA	93,098	259	0	0	93,357	7	0	0	0	7
iBBB	150,213	1,922	0	0	152,135	39	7	0	0	46
iBB	146,655	6,695	1	0	153,351	191	58	0	0	249
iB	40,495	10,625	1	1	51,122	263	192	0	0	455
iCCC and below	5,894	4,799	7,529	2,149	20,371	49	236	3,015	36	3,335
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

Collateral held against Financial Assets at amortized in stage 3 [text block table]

Collateral held against financial assets at amortized cost in stage 3

	Dec 31, 2020			Dec 31, 2019
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)	10,655	3,753	558	7,531	2,855	243

1 Stage 3 consists here only of non-POCI assets

Modified assets at amortized cost [text block table]

Modified Assets Amortized Cost

	Dec 31, 2020					Dec 31, 2019
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	0	81	73	0	153	4	1	42	0	47
Net modification gain/losses recognized	0	2	(30)	0	(29)	(4)	(0)	(40)	0	(45)

Off-balance sheet development of nominal [text block table]

Development of nominal amount and allowance for credit losses

	Dec 31, 2020
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	251,930	5,864	1,424	0	259,218
Movements including new business	16,918	(2,786)	126	1	14,259
Transfers due to changes in creditworthiness	(7,247)	6,101	1,146	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(10,056)	(455)	(110)	0	(10,622)
Balance, end of reporting period	251,545	8,723	2,587	1	262,856

	Dec 31, 2019
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	252,039	10,021	599	0	262,659
Movements including new business	(507)	(3,256)	(213)	0	(3,976)
Transfers due to changes in creditworthiness	(99)	(933)	1,032	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	496	33	6	0	535
Balance, end of reporting period	251,930	5,864	1,424	0	259,218

Off-balance sheet development of allowance for credit losses [text block table]
	Dec 31, 2020
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	13	21	41	0	75
Transfers due to changes in creditworthiness	0	0	(1)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	4	(6)	0	1
Balance, end of reporting period	144	74	200	0	419
Provision for Credit Losses excluding country risk[1]	13	22	40	0	75

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020.

	Dec 31, 2019
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	(13)	(5)	88	0	70
Transfers due to changes in creditworthiness	9	(12)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(1)	(7)	(9)	0	(17)
Balance, end of reporting period	128	48	166	0	342
Provision for Credit Losses excluding country risk[1]	(4)	(17)	90	0	70

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2019.

Collateral obtained during the reporting periods IFRS 9 [text block table]

Collateral Obtained during the reporting period

in € m.	2020	2019²
Commercial real estate	0	0
Residential real estate[1]	3	3
Other	0	0
Total collateral obtained during the reporting period	3	3

[1]Carrying amount of foreclosed residential real estate properties amounted to € 27 million as of December 31, 2020 and € 29 million as of December 31, 2019 (restated compared to prior year disclosure).

[2]Numbers have been restated compared to prior year disclosure.